Financial instruments and risk management - Jet fuel price risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments and risk management
Intrinsic value recycled to the fuel cost			$ 619
Jet fuel
Financial instruments and risk management
Percentage of operating expenses	38.00%	46.00%	34.00%